SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), and include the assets, liabilities, revenues, expenses and cash flows of all subsidiaries. All significant inter-company transactions and balances between the Company and its subsidiaries are eliminated upon consolidation.

In the opinion of management, the unaudited interim condensed financial statements reflect all adjustments of a normal recurring nature that are necessary for a fair presentation of the results for the interim periods presented. However, the results of operations included in such financial statements may not necessary be indicative of annual results.

The Company uses the same accounting policies in preparing quarterly and annual financial statements. Certain information and footnote disclosures normally included in the annual financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) have been condensed or omitted. These unaudited condensed financial statements should be read in conjunction with the Company’s audited financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended March 31, 2025 filed with the Securities and Exchange Commission (“SEC”) on July 2, 2025.

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), and include the assets, liabilities, revenues, expenses and cash flows of all subsidiaries. All significant inter-company transactions and balances between the Company and its subsidiaries are eliminated upon consolidation.

Use of Estimates

Use of Estimates

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and the rules and regulations of the Securities and Exchange Commission (the “SEC”).

The preparation of the Company’s financial statements in conformity with GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the financial statements and footnotes thereto. Actual results may differ from those estimates and assumptions.

Use of Estimates

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and the rules and regulations of the Securities and Exchange Commission (the “SEC”).

The preparation of the Company’s financial statements in conformity with GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the financial statements and footnotes thereto. Actual results may differ from those estimates and assumptions.

Functional and presentation currency

Functional and presentation currency

The functional currency of the Company is the currency of the primary economic environment in which the Company operates which is Chinese Yuan (“RMB”). The RMB is not freely convertible into the US dollar and may be subject to PRC currency restrictions for payments, including the distributions of dividends or retained earnings to the Company by its subsidiaries or its variable interest entities.

Transactions in currencies other than the entity’s functional currency are recorded at the rates of exchange prevailing on the date of the transaction. At the end of each reporting period, monetary items denominated in foreign currencies are translated at the rates prevailing at the end of the reporting periods. Exchange differences arising on the settlement of monetary items and on translation of monetary items at period-end are included in income statement of the period.

For the purpose of presenting these financial statements, the Company’s assets and liabilities are expressed in US$ at the exchange rate on the balance sheet date, stockholder’s equity accounts are translated at historical rates, and income and expense items are translated at the weighted average exchange rate during the period. The resulting translation adjustments are reported under accumulated other comprehensive income (loss) in the stockholder’s equity (deficits) section of the balance sheets.

Exchange rate used for the translation as follows:

US$ to RMB	Period End	Average
September 30, 2025	7.1190	7.1947
March 31, 2025	7.2567	7.2163
September 30, 2024	7.0181	7.2015

Functional and presentation currency

The functional currency of the Company is the currency of the primary economic environment in which the Company operates which is Chinese Yuan (“RMB”). The RMB is not freely convertible into the US dollar and may be subject to PRC currency restrictions for payments, including the distributions of dividends or retained earnings to the Company by its subsidiaries or its variable interest entities.

Transactions in currencies other than the entity’s functional currency are recorded at the rates of exchange prevailing on the date of the transaction. At the end of each reporting period, monetary items denominated in foreign currencies are translated at the rates prevailing at the end of the reporting periods. Exchange differences arising on the settlement of monetary items and on translation of monetary items at period-end are included in income statement of the period.

For the purpose of presenting these financial statements, the Company’s assets and liabilities are expressed in US$ at the exchange rate on the balance sheet date, stockholder’s equity accounts are translated at historical rates, and income and expense items are translated at the weighted average exchange rate during the period. The resulting translation adjustments are reported under accumulated other comprehensive income (loss) in the stockholder’s equity (deficits) section of the balance sheets. Cash flows are translated at the weighted average exchange rate for the year, except for those arising from transactions involving balances that are translated at historical rates. The effect of exchange rate changes on cash and cash equivalents is presented as a separate line item in the consolidated statements of cash flows.

Exchange rate used for the translation as follows:

US$ to RMB	Period End	Average
March 31, 2025	7.2567	7.2163
March 31, 2024	7.2212	7.1533

Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents include cash in banks, bank deposits, and highly liquid investments with maturities of three months or less at the date of origination.	Cash and Cash Equivalents Cash and cash equivalents include cash in banks, bank deposits, and highly liquid investments with maturities of three months or less at the date of origination.
Accounts receivable, net

Accounts receivable, net

The Company records accounts receivable at net realizable value consisting of the carrying amount less an allowance for uncollectible accounts. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in the Company’s existing accounts receivable. The Company determines the allowance based on aging data, historical collection experience, customer specific facts and economic conditions. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Accounts receivable, net

The Company records accounts receivable at net realizable value consisting of the carrying amount less an allowance for uncollectible accounts. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in the Company’s existing accounts receivable. The Company determines the allowance based on aging data, historical collection experience, customer specific facts and economic conditions. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Advances to Suppliers

Advances to Suppliers

The Company occasionally makes advance payments to suppliers, contractors, and service providers to secure future deliveries of goods or completion of services. These advances are recorded as assets on the balance sheet and are reclassified to the appropriate expense or asset account (such as inventory, property and equipment, or repairs and maintenance) when the related goods are received or the services are rendered. These advances may include, but are not limited to, payments for inventory goods to be sold, deposits for services, or prepayments for capital improvements.

The Company periodically reviews the recoverability of advances to suppliers and establishes allowances for potential losses when necessary.

Advances to Suppliers

The Company occasionally makes advances to suppliers to secure future deliveries of goods or services. These advances are recorded as assets on the balance sheet and are recognized as inventory when the related goods are received or as expenses when the related services are received. These advances primarily relate to the purchase of inventory goods to be sold.

The Company periodically reviews the recoverability of advances to suppliers and establishes allowances for potential losses when necessary.

Other receivables and current assets

Other receivables and current assets

Other receivables and current assets consist primarily of prepaid expenses, advances, and refundable security deposits. These items are recorded at their original transaction amounts and are not discounted as the impact of discounting is not material to the consolidated financial statements. The Company evaluates the collectability of other receivables on a regular basis and establishes allowances for estimated credit losses, if necessary, in accordance with ASC 326.

Other receivables and current assets

Other receivables and current assets consist primarily of prepaid expenses, advances, and refundable security deposits. These items are recorded at their original transaction amounts and are not discounted as the impact of discounting is not material to the consolidated financial statements. The Company evaluates the collectability of other receivables on a regular basis and establishes allowances for estimated credit losses, if necessary, in accordance with ASC 326.

Impairment of Other Assets

Impairment of Other Assets

The Company has adopted Accounting Standards Codification subtopic 340-10, Other Assets (“ASC 340-10”). ASC 340-10 requires that prepaid expenses, deferred costs, and other capitalized expenditures be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company evaluates these assets for impairment periodically, or more frequently if events and circumstances warrant. Indicators of impairment may include contract cancellations, supplier bankruptcy, significant adverse changes in expected future benefits, or other factors reducing the asset’s recoverability.

The Company assesses recoverability based on the expected future benefits associated with the asset. If it is determined that the carrying value is no longer recoverable, the asset is written down to its net realizable value or zero if no recovery is expected. Impairment losses, if any, are recorded in the income statement as a charge to expense.

There were no write-offs on advances to suppliers for the six months ended September 30, 2025 and 2024, respectively.

Impairment of Other Assets

The Company has adopted Accounting Standards Codification subtopic 340-10, Other Assets (“ASC 340-10”). ASC 340-10 requires that prepaid expenses, deferred costs, and other capitalized expenditures be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company evaluates these assets for impairment periodically, or more frequently if events and circumstances warrant. Indicators of impairment may include contract cancellations, supplier bankruptcy, significant adverse changes in expected future benefits, or other factors reducing the asset’s recoverability.

The Company assesses recoverability based on the expected future benefits associated with the asset. If it is determined that the carrying value is no longer recoverable, the asset is written down to its net realizable value or zero if no recovery is expected. Impairment losses, if any, are recorded in the income statement as a charge to expense.

Write-offs on advances to suppliers was $27,000 and $nil for the years ended March 31, 2025 and 2024, respectively.

Property and Equipment

Property and Equipment

Property and equipment are carried at cost net of accumulated depreciation. Expenditures that improve the functionality of the related asset or extend the useful life are capitalized. When property and equipment is retired or otherwise disposed of, the related gain or loss is included in operating income. Leasehold improvements are depreciated on the straight-line method over the shorter of the remaining lease term or estimated useful life of the asset.

Property and equipment are depreciated on a straight-line basis over the following periods:

Leasehold improvements	2 years
Office furniture and equipment	3 years

Property and Equipment

Property and equipment are carried at cost, net of accumulated depreciation. Expenditures that improve the functionality of the related asset or extend the useful life are capitalized. When property and equipment is retired or otherwise disposed of, the related gain or loss is included in operating income. Leasehold improvements are depreciated on the straight-line method over the shorter of the remaining lease term or estimated useful life of the asset.

Property and equipment are depreciated on a straight-line basis over the following periods:

Leasehold improvements	2 years
Office furniture and equipment	3 years

Intangible assets

Intangible assets

Intangible assets are carried at cost, net of accumulated amortization. Expenditures that enhance the functionality or extend the useful life of the intangible asset are capitalized. When intangible assets are retired or otherwise disposed of, the related gain or loss is included in operating income.

Intangible assets with finite useful lives are amortized on a straight-line basis over their estimated useful lives. The Company reviews intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable.

Intangible assets are amortized on a straight-line basis over the following periods:

Patent	10 years

Intangible assets

Intangible assets are carried at cost, net of accumulated amortization. Expenditures that enhance the functionality or extend the useful life of the intangible asset are capitalized. When intangible assets are retired or otherwise disposed of, the related gain or loss is included in operating income.

Intangible assets with finite useful lives are amortized on a straight-line basis over their estimated useful lives. The Company reviews intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable.

Intangible assets are amortized on a straight-line basis over the following periods:

Patent	10 years

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company has adopted Accounting Standards Codification subtopic 360-10, Property, Plant and Equipment (“ASC 360-10”). ASC 360-10 requires that long-lived assets and certain identifiable intangibles held and used by the Company be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company evaluates its long-lived assets for impairment annually or more often if events and circumstances warrant. Events relating to recoverability may include significant unfavorable changes in business conditions, recurring losses, or a forecasted inability to achieve breakeven operating results over an extended period. The Company evaluates the recoverability of long-lived assets based upon forecasted undiscounted cash flows. Should impairment in value be indicated, the carrying value of intangible assets will be adjusted, based on estimates of future discounted cash flows resulting from the use and ultimate disposition of the asset. ASC 360-10 also requires assets to be disposed of be reported at the lower of the carrying amount or the fair value less costs to sell.

Impairment loss on property and equipment  were $3,955 and $nil for the six months ended September 30, 2025 and 2024, respectively.

Impairment of Long-Lived Assets

The Company has adopted Accounting Standards Codification subtopic 360-10, Property, Plant and Equipment (“ASC 360-10”). ASC 360-10 requires that long-lived assets and certain identifiable intangibles held and used by the Company be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company evaluates its long-lived assets for impairment annually or more often if events and circumstances warrant. Events relating to recoverability may include significant unfavorable changes in business conditions, recurring losses, or a forecasted inability to achieve breakeven operating results over an extended period. The Company evaluates the recoverability of long-lived assets based upon forecasted undiscounted cash flows. Should impairment in value be indicated, the carrying value of intangible assets will be adjusted, based on estimates of future discounted cash flows resulting from the use and ultimate disposition of the asset. ASC 360-10 also requires assets to be disposed of be reported at the lower of the carrying amount or the fair value less costs to sell.

There was no impairment loss on property and equipment or intangible assets for the years ended March 31, 2025 and 2024, respectively.

Customer Advances

Customer Advances

The Company records customer advances as liabilities when consideration is received in advance of the transfer of goods. These advances are recognized as revenue when the performance obligations associated with the advance are satisfied. These advances relate to the advance payment for orders of goods placed by the customers.

Customer Advances

The Company records customer advances as liabilities when consideration is received in advance of the transfer of goods. These advances are recognized as revenue when the performance obligations associated with the advance are satisfied. These advances relate to the advance payment for orders of goods placed by the customers.

Leases

Leases

The Company adopted FASB Accounting Standards Codification, Topic 842, Leases (“ASC 842”) using the modified retrospective approach, electing the practical expedient that allows the Company not to restate its comparative periods prior to the adoption of the standard on January 1, 2019.

The new leasing standard requires recognition of leases on the balance sheets as right-of-use (“ROU”) assets and lease liabilities. ROU assets represent the Company’s right to use underlying assets for the lease terms and lease liabilities represent the Company’s obligation to make lease payments arising from the leases. Operating lease ROU assets and operating lease liabilities are recognized based on the present value and future minimum lease payments over the lease term at commencement date. The Company’s future minimum based payments used to determine the Company’s lease liabilities mainly include minimum based rent payments. As most of the Company’s leases do not provide an implicit rate, the Company uses its estimated incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The Company does not recognize any leases with an initial term of 12 months or less on the balance sheets.

Operating lease cost is recognized as a single lease cost on a straight-line basis over the lease term. Variable lease payments for common area maintenance, property taxes and other operating expenses are recognized as expense in the period when the changes in facts and circumstances on which the variable lease payments are based occur.

Leases

The Company adopted FASB Accounting Standards Codification, Topic 842, Leases (“ASC 842”) using the modified retrospective approach, electing the practical expedient that allows the Company not to restate its comparative periods prior to the adoption of the standard on January 1, 2019.

The new leasing standard requires recognition of leases on the balance sheets as right-of-use (“ROU”) assets and lease liabilities. ROU assets represent the Company’s right to use underlying assets for the lease terms and lease liabilities represent the Company’s obligation to make lease payments arising from the leases. Operating lease ROU assets and operating lease liabilities are recognized based on the present value and future minimum lease payments over the lease term at commencement date. The Company’s future minimum based payments used to determine the Company’s lease liabilities mainly include minimum based rent payments. As most of the Company’s leases do not provide an implicit rate, the Company uses its estimated incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The Company does not recognize any leases with an initial term of 12 months or less on the balance sheets.

Operating lease cost is recognized as a single lease cost on a straight-line basis over the lease term. Variable lease payments for common area maintenance, property taxes and other operating expenses are recognized as expense in the period when the changes in facts and circumstances on which the variable lease payments are based occur.

Revenue Recognition

Revenue Recognition

Revenue is recognized when control of the promised goods or services is transferred to our customers, in an amount that reflects the consideration we expect to be entitled to in exchange for those goods or services. The Company determines revenue recognition by applying the following steps: 1) identification of the contract, or contracts, with a customer; 2) identification of the performance obligations in the contract; 3) determination of the transaction price; 4) allocation of the transaction price to the performance obligations in the contract; and 5) recognition of revenue when, or as, we satisfy a performance obligation.

Online advertising

The Company operates an online advertising platform that connects advertisers with publishers to display digital advertisements.

For the Company, revenue recognition occurs upon the following events: when a customer places an order, payment is received, and the advertisement is delivered and viewable to the end-user with no other terms and conditions.

Sales of goods

The Company operates a mobile application (“App”) through which it sells health and beauty products to customers.

For the Company, revenue recognition occurs upon the following events: when a customer places an order, payment is received, and the goods are delivered to or drop-shipped to and accepted by the customer. Provisions are made for estimated sales returns based on historical return rates and experience which are immaterial. The Company may record contract liabilities, such as customer advances, when payments are received from customers prior to delivery or acceptance of goods by customers.

Online platform technical operation support and maintenance services

The Company provides technical operation support and maintenance services for its online platforms, ensuring platform functionality, continuous availability, and technical support for end-users.

Revenue from these services is recognized ratably over each service period as the services are rendered, or upon completion of the service, depending on the nature of the arrangement. Billing frequency may vary (e.g., weekly, monthly, quarterly, or upon completion) as specified in the respective contracts. Service fees are determined based on contract terms and may be structured as fixed fees, milestone-based pricing, or as a percentage of gross transaction value (GTV) generated from the customer’s e-commerce platform. Each billing period or completed service cycle represents a distinct performance obligation, with revenue recognized upon completion and invoicing.

The major direct cost of providing these services is wages and salaries.

In instances where payments are received in advance, they are recorded as contract liabilities (deferred revenue) until the services are delivered.

For each revenue stream, the Company is a principal because it controls the specified goods or services before they are transferred to the customer. As a principal, the Company is primarily responsible for fulfilling the contractual obligations, has discretion in establishing the price, and bears the risk of inventory or service provision until completion, therefore revenue is recognized on a gross basis for each revenue stream.

Revenue Recognition

Revenue is recognized when control of the promised goods or services is transferred to our customers, in an amount that reflects the consideration we expect to be entitled to in exchange for those goods or services. The Company determines revenue recognition by applying the following steps: 1) identification of the contract, or contracts, with a customer; 2) identification of the performance obligations in the contract; 3) determination of the transaction price; 4) allocation of the transaction price to the performance obligations in the contract; and 5) recognition of revenue when, or as, we satisfy a performance obligation.

Online advertising

The Company operates an online advertising platform that connects advertisers with publishers to display digital advertisements.

For the Company, revenue recognition occurs upon the following events: when a customer places an order, payment is received, and the advertisement is delivered and viewable to the end-user with no other terms and conditions.

Sales of goods

The Company operates a mobile application (“App”) through which it sells health and beauty products to customers.

For the Company, revenue recognition occurs upon the following events: when a customer places an order, payment is received, and the goods are delivered to or drop-shipped to and accepted by the customer. Provisions are made for estimated sales returns based on historical return rates and experience which are immaterial. The Company may record contract liabilities, such as customer advances, when payments are received from customers prior to delivery or acceptance of goods by customers.

Online platform technical operation support and maintenance services

The Company provides technical operation support and maintenance services for its online platforms, ensuring platform functionality, continuous availability, and technical support for end-users.

Revenue from these services is recognized ratably over each service period as the services are rendered, or upon completion of the service, depending on the nature of the arrangement. Billing frequency may vary (e.g., weekly, monthly, quarterly, or upon completion) as specified in the respective contracts. Service fees are determined based on contract terms and may be structured as fixed fees, milestone-based pricing, or as a percentage of gross transaction value (GTV) generated from the customer’s e-commerce platform. Each billing period or completed service cycle represents a distinct performance obligation, with revenue recognized upon completion and invoicing.

The major direct cost of providing these services is wages and salaries.

In instances where payments are received in advance, they are recorded as contract liabilities (deferred revenue) until the services are delivered.

For each revenue stream, the Company is a principal because it controls the specified goods or services before they are transferred to the customer. As a principal, the Company is primarily responsible for fulfilling the contractual obligations, has discretion in establishing the price, and bears the risk of inventory or service provision until completion, therefore revenue is recognized on a gross basis for each revenue stream.

Selling, General and Administrative Expenses

Selling, General and Administrative Expenses

Selling, general, and administrative expenses primarily consist of costs related to sales and marketing activities, administrative functions, and certain start-up costs.

Selling expenses include, but are not limited to, sales commissions, advertising costs, shipping and handling expenses, and costs associated with trade shows and promotional events. General and administrative expenses encompass salaries and benefits of employees not directly involved in production, rent, utilities, office supplies, legal and professional fees, other overhead costs, and certain start-up costs.

Start-up costs represent expenses associated with the establishment of new operations, including activities such as market research, product development, and initial marketing efforts.

The Company recognizes these expenses as incurred, consistently matching with the revenues generated.

Selling, General and Administrative Expenses

Selling, general, and administrative expenses primarily consist of costs related to sales and marketing activities, administrative functions, and certain start-up costs.

Selling expenses include, but are not limited to, sales commissions, advertising costs, shipping and handling expenses, and costs associated with trade shows and promotional events. General and administrative expenses encompass salaries and benefits of employees not directly involved in production, rent, utilities, office supplies, legal and professional fees, other overhead costs, and certain start-up costs.

Start-up costs represent expenses associated with the establishment of new operations, including activities such as market research, product development, and initial marketing efforts.

The Company recognizes these expenses as incurred, consistently matching with the revenues generated.

Defined Contribution Plans

Defined Contribution Plans

The Company contributes to various government-mandated employee benefit plans in the People’s Republic of China, including pension, medical, unemployment, and housing provident funds. These contributions are made in accordance with local laws and regulations and are expensed as incurred. The Company’s obligations under these plans are limited to the amounts required to be contributed. For the six months ended September 30, 2025 and 2024, the Company contributed approximately $33,790 and $61,041, respectively.

Defined Contribution Plans

The Company contributes to various government-mandated employee benefit plans in the People’s Republic of China, including pension, medical, unemployment, and housing provident funds. These contributions are made in accordance with local laws and regulations and are expensed as incurred. The Company’s obligations under these plans are limited to the amounts required to be contributed. For the years ended March 31, 2025 and 2024, the Company contributed approximately $165,510 and $25,830, respectively.

Income Taxes

Income Taxes

The Company records income tax expense using the asset-and-liability method of accounting for deferred income taxes. Under this method, deferred taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each year-end based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. Deferred tax assets are reduced by a valuation allowance if, based on available evidence, it is more likely than not that the deferred tax assets will not be realized.

When tax returns are filed, it is likely some positions taken would be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that would be ultimately sustained. The benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more-likely-than-not the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions. Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50% likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount described above is reflected as a liability for unrecognized tax benefits in the accompanying balance sheets along with any associated interest and penalties that would be payable to the taxing authorities upon examination. Interest associated with unrecognized tax benefits is classified as interest expense and penalties are classified in general and administrative expenses in the statements of operations.

Income Taxes

The Company records income tax expense using the asset-and-liability method of accounting for deferred income taxes. Under this method, deferred taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each year-end based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. Deferred tax assets are reduced by a valuation allowance if, based on available evidence, it is more likely than not that the deferred tax assets will not be realized.

When tax returns are filed, it is likely some positions taken would be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that would be ultimately sustained. The benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more-likely-than-not the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions. Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50% likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount described above is reflected as a liability for unrecognized tax benefits in the accompanying balance sheets along with any associated interest and penalties that would be payable to the taxing authorities upon examination. Interest associated with unrecognized tax benefits is classified as interest expense and penalties are classified in general and administrative expenses in the statements of operations.

Earnings Per Share

Earnings Per Share

The Company computes basic and diluted earnings per share amounts in accordance with ASC Topic 260, Earnings per Share. Basic earnings per share is computed by dividing net income (loss) available to common shareholders by the weighted average number of common shares outstanding during the reporting period. Diluted earnings per share reflects the potential dilution that could occur if stock options and other commitments to issue common stock were exercised or equity awards vest resulting in the issuance of common stock that could share in the earnings of the Company.

As of September 30, 2025 and March 31, 2025, the Company does not have any potentially dilutive instrument.

Earnings Per Share

The Company computes basic and diluted earnings per share amounts in accordance with ASC Topic 260, Earnings per Share. Basic earnings per share is computed by dividing net income (loss) available to common shareholders by the weighted average number of common shares outstanding during the reporting period. Diluted earnings per share reflects the potential dilution that could occur if stock options and other commitments to issue common stock were exercised or equity awards vest resulting in the issuance of common stock that could share in the earnings of the Company.

As of March 31, 2025 and 2024, the Company does not have any potentially dilutive instrument.

Contingencies

Contingencies

Certain conditions may exist as of the date the financial statements are issued, which could result in a loss to the Company which will be resolved when one or more future events occur or fail to occur. The Company’s management assesses such contingent liabilities, and such assessment inherently involves judgment. In assessing loss contingencies arising from legal proceedings pending against the Company or unasserted claims that may rise from such proceedings, the Company’s management evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought.

If the assessment of a contingency indicates it is probable a material loss will be incurred and the amount of the loss can be reasonably estimated, then the estimated loss is accrued in the Company’s financial statements. If the assessment indicates a material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material would be disclosed.

Contingencies

Certain conditions may exist as of the date the financial statements are issued, which could result in a loss to the Company which will be resolved when one or more future events occur or fail to occur. The Company’s management assesses such contingent liabilities, and such assessment inherently involves judgment. In assessing loss contingencies arising from legal proceedings pending against the Company or unasserted claims that may rise from such proceedings, the Company’s management evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought.

If the assessment of a contingency indicates it is probable a material loss will be incurred and the amount of the loss can be reasonably estimated, then the estimated loss is accrued in the Company’s financial statements. If the assessment indicates a material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material would be disclosed.

Fair Value Measurements

Fair Value Measurements

Fair value accounting establishes a framework for measuring fair value and expands disclosure about fair value measurements. Fair value, which is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. This framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three levels as follows:

●	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liabilities, either directly or indirectly, for substantially the full term of the financial instruments.

●	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

The Company’s financial instruments consisted of cash, accounts receivables, accounts payable, contract liabilities and loan from shareholders. The estimated fair value of those balances approximates the carrying amount due to the short maturity of these instruments.

Fair Value Measurements

Fair value accounting establishes a framework for measuring fair value and expands disclosure about fair value measurements. Fair value, which is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. This framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three levels as follows:

●	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liabilities, either directly or indirectly, for substantially the full term of the financial instruments.

●	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

The Company’s financial instruments consisted of cash, accounts receivables, accounts payable, contract liabilities and loan from shareholders. The estimated fair value of those balances approximates the carrying amount due to the short maturity of these instruments.

Credit Losses on Financial Instruments

Credit Losses on Financial Instruments

The Company recognizes credit losses on financial instruments in accordance with Accounting Standards Codification (ASC) Topic 326, Financial Instruments – Credit Losses. The Company uses the Current Expected Credit Losses (CECL) model to estimate credit losses on financial assets measured at amortized cost, as well as certain off-balance sheet credit exposures.

Under the CECL model, the estimation of credit losses involves significant judgment and estimation uncertainty. Management exercises its judgment based on historical loss experience, current economic conditions, and reasonable and supportable forecasts. Changes in these factors could have a material impact on the estimated credit losses.

Credit Losses on Financial Instruments

The Company recognizes credit losses on financial instruments in accordance with Accounting Standards Codification (ASC) Topic 326, Financial Instruments – Credit Losses. The Company uses the Current Expected Credit Losses (CECL) model to estimate credit losses on financial assets measured at amortized cost, as well as certain off-balance sheet credit exposures.

Under the CECL model, the estimation of credit losses involves significant judgment and estimation uncertainty. Management exercises its judgment based on historical loss experience, current economic conditions, and reasonable and supportable forecasts. Changes in these factors could have a material impact on the estimated credit losses.

Segment reporting

Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker (the “CODM”), which is comprised of the chief executive officer of the Company’s management team. Consequently, the Company has determined that it has only one reportable operating segment.

Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker (the “CODM”), which is comprised of the chief executive officer of the Company’s management team. Consequently, the Company has determined that it has only one reportable operating segment.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Accounting Standards Update (“ASU”) 2025-06, Intangibles — Goodwill and Other — Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software modernizes the accounting for internal-use software by removing the requirement to identify discrete project development stages (such as the preliminary and application-development stages) and instead focuses on whether (1) management has authorized and committed to funding the project, (2) it is probable the project will be completed and the software will be used to perform its intended function, and (3) the entity has considered whether significant uncertainty exists in the development activities. The amendments are effective for fiscal years beginning after December 15, 2027, and for interim periods within those fiscal years. Early adoption is permitted. Entities may apply the amendments prospectively, retrospectively, or using a modified-prospective approach. The Company is currently evaluating the impact of ASU 2025-06 on its consolidated financial statements and related disclosures. The adoption is expected to primarily affect the timing of capitalizing certain software-development costs and may result in modifications to internal controls over capitalization judgments and related disclosures.

ASU 2025-05, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets introduces a practical expedient for measuring expected credit losses on current accounts receivable and current contract assets arising from contracts with customers under Topic 606. Under the expedient, entities may assume that conditions existing at the balance sheet date will remain unchanged over the asset’s remaining life when estimating expected credit losses. In addition, entities other than public business entities may elect, as an accounting policy, to consider subsequent cash collections that occur after the balance sheet date but before issuance of the financial statements when estimating expected credit losses. The amendments are effective for fiscal years beginning after December 15, 2025, and for interim periods within those fiscal years. Early adoption is permitted, and the guidance is to be applied prospectively. The Company is currently evaluating the impact of ASU 2025-05 and does not expect the adoption to have a material impact on its consolidated financial statements. The Company expects to apply the practical expedient for qualifying current receivables and contract assets upon adoption.

ASU 2025-04, Compensation—Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606): Customer Share-Based Payment Awards, clarifies how entities account for share-based consideration payable to a customer. The ASU requires customer awards with vesting conditions tied to purchases to be treated as performance conditions, eliminates the forfeiture policy election, and states that the variable consideration constraint under ASC 606 does not apply to these awards. The standard is effective for annual periods beginning after December 15, 2026, with early adoption permitted. The Company is currently evaluating the impact of this guidance on its financial statements.

ASU 2025-03, Business Combinations (Topic 805) and Consolidation (Topic 810): Accounting Acquirer in a Business Combination Involving a Variable Interest Entity, clarifies that when a business that is a VIE is acquired primarily with equity interests, the determination of the accounting acquirer should follow ASC 805 rather than defaulting to the primary beneficiary under ASC 810. The standard is effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years. Early adoption is permitted. The Company does not expect a material impact upon adoption.

ASU 2025-02, Liabilities (Topic 405): Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 122, removes the guidance previously provided under SAB 121 and codified in ASC 405-S99. The amendment reflects the SEC’s rescission of SAB 121 and clarifies that custodians of crypto-assets should assess loss contingencies under ASC 450-20. This update is effective retrospectively for public business entities for annual periods beginning after December 15, 2024. The Company does not expect the adoption of this standard to have a material impact on its financial statements.

ASU 2025-01, Presentation of Financial Statements (Topic 220): Clarifying the Effective Date of Disaggregation of Income Statement Expenses, confirms the effective date of ASU 2024-03 for public business entities. The guidance requires disaggregated expense information in the income statement and is effective for annual periods beginning after December 15, 2026, and interim periods within fiscal years beginning after that date. Early adoption is permitted. The Company is currently evaluating the impact of this standard.

ASU 2024-03, “Debt—Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments”. The amendments in this ASU are effective for fiscal years beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted as of the beginning of a reporting period if the entity has also adopted ASU 2020-06 for that period. The Company is evaluating the impact of the standard on its consolidated financial statements and disclosures.

ASU 2024-03, Disaggregation of Income Statement Expenses. The guidance primarily will require enhanced disclosures about certain types of expenses. The amendments in ASU 2024-03 are effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027 and may be applied either on a prospective or retrospective basis. The Company is evaluating the impact of the standard on its consolidated financial statements and disclosures.

Management does not believe that other recently issued but not yet adopted accounting pronouncements will have a material impact on the Company’s financial position, results of operations, or cash flows.

Recent Accounting Pronouncements

Accounting Standards Update (“ASU”) 2025-04, Compensation—Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606): Customer Share-Based Payment Awards, clarifies how entities account for share-based consideration payable to a customer. The ASU requires customer awards with vesting conditions tied to purchases to be treated as performance conditions, eliminates the forfeiture policy election, and states that the variable consideration constraint under ASC 606 does not apply to these awards. The standard is effective for annual periods beginning after December 15, 2026, with early adoption permitted. The Company is currently evaluating the impact of this guidance on its financial statements.

ASU 2025-03, Business Combinations (Topic 805) and Consolidation (Topic 810): Accounting Acquirer in a Business Combination Involving a Variable Interest Entity, clarifies that when a business that is a VIE is acquired primarily with equity interests, the determination of the accounting acquirer should follow ASC 805 rather than defaulting to the primary beneficiary under ASC 810. The standard is effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years. Early adoption is permitted. The Company does not expect a material impact upon adoption.

ASU 2025-02, Liabilities (Topic 405): Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 122, removes the guidance previously provided under SAB 121 and codified in ASC 405-S99. The amendment reflects the SEC’s rescission of SAB 121 and clarifies that custodians of crypto-assets should assess loss contingencies under ASC 450-20. This update is effective retrospectively for public business entities for annual periods beginning after December 15, 2024. The Company does not expect the adoption of this standard to have a material impact on its financial statements.

ASU 2025-01, Presentation of Financial Statements (Topic 220): Clarifying the Effective Date of Disaggregation of Income Statement Expenses, confirms the effective date of ASU 2024-03 for public business entities. The guidance requires disaggregated expense information in the income statement and is effective for annual periods beginning after December 15, 2026, and interim periods within fiscal years beginning after that date. Early adoption is permitted. The Company is currently evaluating the impact of this standard.

ASU 2024-03, “Debt—Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments”. The amendments in this ASU are effective for fiscal years beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted as of the beginning of a reporting period if the entity has also adopted ASU 2020-06 for that period. The Company is evaluating the impact of the standard on its consolidated financial statements and disclosures.

ASU 2024-03, Disaggregation of Income Statement Expenses. The guidance primarily will require enhanced disclosures about certain types of expenses. The amendments in ASU 2024-03 are effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027 and may be applied either on a prospective or retrospective basis. The Company is evaluating the impact of the standard on its consolidated financial statements and disclosures.

ASU 2023-09, Improvements to Income Tax Disclosures. This ASU requires greater disaggregation of information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. This ASU applies to all entities subject to income taxes and is intended to help investors better understand an entity’s exposure to potential changes in jurisdictional tax legislation and assess income tax information that affects cash flow forecasts and capital allocation decisions. This ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. This ASU should be applied on a prospective basis although retrospective application is permitted. The Company is currently evaluating the impact that adoption of this accounting standard will have on its consolidated financial statements and disclosures.

Management does not believe that other recently issued but not yet adopted accounting pronouncements will have a material impact on the Company’s financial position, results of operations, or cash flows.